Statement of financial position (Parenthetical) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement
Long-term debt	R 115,913	R 82,319	[1]
Short-term debt	3,948	43,743	[1]
Long-term financial liabilities	569	933	[1]
Short-term financial liabilities	R 50	2,464	[1]
Revision
Statement
Long-term debt		(11,985)
Short-term debt		11,985
Long-term financial liabilities		(1,302)
Short-term financial liabilities		R 1,302

[1]	The Group has revised long-term debt and short-term debt by R11 985 million as well as long-term financial liabilities and short-term financial liabilities by R1 302 million for 2023, refer note 1.1.